As filed with the Securities and Exchange Commission on June 17, 2011 Securities Act File No. 333-94671 Investment Company Act File No. 811-09781

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 ___________________ FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 26	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 26	[X]

PFS Funds
(Exact Name of Registrant as Specified in Charter)

1939 Friendship Drive, Suite C, El Cajon, California 92020
(Address of Principal Executive Offices, Zip Code)

Registrant's Telephone Number, including Area Code: (619) 588-9700

CT Corporation 155 Federal St., Suite 700, Boston, MA 02110 (Name and Address of Agent for Service)

With Copies to:

Ross Provence	John H. Lively
PFS Funds	The Law Offices of John H. Lively & Associates, Inc.
1939 Friendship Drive, Suite C	2031 West 141st Terrace, Suite 119
El Cajon, California 92020	Leawood, KS 64224

It is proposed that this filing will become effective:
[X] immediately upon filing pursuant to paragraph (b);
[ ] on	(date) pursuant to paragraph (b);
[ ] 60 days after filing pursuant to paragraph (a)(1);
[ ] on	(date) pursuant to paragraph (a)(1);
[ ] 75 days after filing pursuant to paragraph (a)(2); or
[ ] on	(date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 26 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of El Cajon, State of California, on the 17th day of June, 2011.

PFS Funds By: /s/ Ross C. Provence Ross C. Provence, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 26 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated below.

Signature	Title	Date

/s/ Ross C. Provence	President and	June 17, 2011
Ross C. Provence	Trustee of the Funds

/s/ Jeffrey R. Provence	Secretary, Treasurer and	June 17, 2011
Jeffrey R. Provence	Trustee of the Funds

Thomas H. Addis III*	Trustee of the Funds	June 17, 2011

Allen C. Brown*	Trustee of the Funds	June 17, 2011

George Cossolias, CPA*	Trustee of the Funds	June 17, 2011

* By: /s/ Jeffrey R. Provence Jeffrey R. Provence, Attorney-In-Fact Date: June 17, 2011

PFS FUNDS

EXHIBIT INDEX

Index No.	Description of Exhibit
101.INS	XBRL Instance Document
101.SCH	XBRL Taxonomy Extension Schema Document
101.DEF	XBRL Taxonomy Extension Definition Linkbase
101.LAB	XBRL Taxonomy Extension Labels Linkbase
101.PRE	XBRL Taxonomy Extension Presentation Linkbase